Guarantees, Commitments, and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Recorded Unconditional Purchase Obligations	As of December 31, 2024, we had outstanding non-cancelable purchase obligations with a remaining term of 12 months or longer as follows:

Amount
(in thousands)
Year Ending December 31,
2025	$14,011
2026	13,819
2027	12,453
Total	$40,283